Performance Management - ETF Prospectus [Member] - Vanguard High-Yield Active ETF	Jan. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Narrative [Text Block]	This is the Fund’s initial prospectus, so it does not contain performance data.
Performance One Year or Less [Text]	This is the Fund’s initial prospectus, so it does not contain performance data.